Consolidated Balance Sheets (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 902	$ 1,211
Accounts receivable, net	2,600	2,826
Less: Billed portion of finance receivables, net	166	198
Finance receivables, net	2,165	2,287
Inventories	1,021	991
Other current assets	1,058	1,126
Total current assets	7,912	8,639
Finance receivables due after one year, net	4,031	4,135
Equipment on operating leases, net	533	530
Land, buildings and equipment, net	1,612	1,671
Investments in affiliates, at equity	1,395	1,291
Intangible assets, net	3,042	3,371
Goodwill	8,803	8,649
Deferred tax assets, long-term	672	540
Other long-term assets	2,116	1,774
Total Assets	30,116	30,600
Liabilities and Equity
Short-term debt and current portion of long-term debt	1,545	1,370
Accounts payable	2,016	1,968
Accrued compensation and benefits costs	757	901
Unearned income	432	371
Other current liabilities	1,631	1,807
Total current liabilities	6,381	6,417
Long-term debt	7,088	7,237
Liability to subsidiary trust issuing preferred securities	0	650
Pension and other benefit liabilities	2,487	2,071
Post-retirement medical benefits	925	920
Other long-term liabilities	861	797
Total Liabilities	17,742	18,092
Series A Convertible Preferred Stock	349	349
Common stock	1,353	1,398
Additional paid-in capital	6,317	6,580
Treasury stock	(124)	0
Retained earnings	7,046	6,016
Accumulated other comprehensive loss	(2,716)	(1,988)
Xerox shareholders' equity	11,876	12,006
Noncontrolling interests	149	153
Total Equity	12,025	12,159
Total Liabilities and Equity	$ 30,116	$ 30,600
Shares of common stock issued (in shares)	1,352,849	1,397,578
Treasury stock (in shares)	(15,508)	0
Shares of common stock outstanding (in shares)	1,337,341	1,397,578